Operating Lease (Details) - Schedule of Lease Cost - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Cost [Abstract]
Office space, recorded in office and administration	$ 60,575	$ 44,353
Lab space, recorded in research and development	11,928	16,613	$ 164,907	$ 6,962
Lab space, capitalized to production of inventory	6,978	2,293
Operating lease	$ 79,481	$ 63,259	$ 142,741	$ 73,802